ORGANIZATION AND DESCRIPTION OF BUSINESS - Vallon - Q1 (Details)	Apr. 21, 2023
Subsequent Event [Line Items]
Reverse stock split	0.0333
Subsequent Event | GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Subsequent Event [Line Items]
Reverse stock split	0.0333